CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Dec. 31, 2016	Dec. 31, 2015
Priority share
Preferred share, par value (in euros per share)	€ 1	€ 1
Preferred share, share authorized	1	1
Preferred share, share issued	1	1
Preferred share, share outstanding	1	1
Preference shares
Preferred share, par value (in euros per share)	€ 0.01	€ 0.01
Preferred share, share authorized	1,000,000,001	1,000,000,001
Preferred share, share issued	0	0
Preferred share, share outstanding	0	0
Class A
Ordinary shares, par value (in euros per share)	€ 0.01	€ 0.01
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	285,019,019	282,161,148
Ordinary shares, shares outstanding	277,579,206	271,356,566
Treasury shares	7,439,813	10,804,582
Class B
Ordinary shares, par value (in euros per share)	€ 0.10	€ 0.10
Ordinary shares, shares authorized	46,997,887	61,295,523
Ordinary shares, shares issued	45,037,734	47,895,605
Ordinary shares, shares outstanding	45,037,734	47,895,605
Class C
Ordinary shares, par value (in euros per share)	€ 0.09	€ 0.09
Ordinary shares, shares authorized	46,997,887	61,295,523
Ordinary shares, shares issued	560,235	12,000,000
Ordinary shares, shares outstanding	0	0